EARNINGS PER COMMON SHARE - Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator for basic and diluted earnings per share -income available to common shareholders:
Net income	$ 75,063	$ 65,000	$ 48,349
Denominator for basic earnings per share - weighted average shares	61,062,657	58,662,836	57,270,233
Effect of dilutive securities -
Employee stock awards	670,282	589,157	692,050
Warrants	114,608	140,674	110,771
Denominator for diluted earnings per share - adjusted weighted average shares	61,847,547	59,392,667	58,073,054
Basic	$ 1.23	$ 1.11	$ 0.84
Diluted	$ 1.21	$ 1.09	$ 0.83